General and administrative expenses (Details) - CHF (SFr) SFr in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
General And Administrative Expenses [Line Items]
Occupancy		SFr 221	SFr 219	SFr 217	SFr 441		SFr 438
Rent and maintenance of IT and other equipment		148	150	135	299		279
Communication and market data services		154	152	148	306		304
Administration		71	135	102	207		201
of which: UK bank levy	[1]	(45)	0	(46)	(45)		(71)
Marketing and public relations		84	80	93	164		186
Travel and entertainment		112	93	110	204		197
Professional fees		237	231	276	468		532
Outsourcing of IT and other services		347	340	362	687		745
Litigation, regulatory and similar matters	[2]	131	(11)	9	120		42
Other		10	34	35	44		69
Total general and administrative expenses		1,516	1,424	1,488	SFr 2,940	[3]	SFr 2,994	[3]
Recoveries from third parties		SFr 10	SFr 17	SFr 1

[1]	The credits presented for the periods shown are related to prior years.
[2]
Reflects the net increase / (decrease) in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 15 for more information. Also includes recoveries from third parties (second quarter of 2018: CHF 10 million; first quarter of 2018: CHF 17 million; second quarter of 2017: CHF 1 million).

[3]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.